UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Marc De Oliveira

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record:

There were no proxies voted on behalf of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Inflation Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2022 - 06/30/2023
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

BERRY CORPORATION

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Renee Hornbaker                         For       For          Management
1.2   Anne Mariucci                           For       For          Management
1.3   Don Paul                                For       For          Management
1.4   Rajath Shourie                          For       For          Management
1.5   A. Trem Smith                           For       For          Management
2     Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2023.

--------------------------------------------------------------------------------

CHORD ENERGY CORPORATION

Ticker:       CHRD           Security ID:  674215207
Meeting Date: APR 26, 2023   Meeting Type: ANNUAL
Record Date:  MAR 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Douglas E.
      Brooks
1b.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Daniel E.
      Brown
1c.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Susan M.
      Cunningham
1d.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Samantha F.
      Holroyd
1e.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Paul J. Korus
1f.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Kevin S.
      McCarthy
1g.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Anne Taylor
1h.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Cynthia L.
      Walker
1i.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Marguerite N.
      Woung- Chapman
2     To ratify the selection of              For       For          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for 2023.
3     To approve, on an advisory basis, the   For       For          Management
      compensation of our named executive
      officers as disclosed in the Proxy
      Statement.
4     To approve, on an advisory basis, the   1 Year    1 Year       Management
      frequency of future executive
      compensation advisory votes.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Macro Opportunities Fund ====================

BERRY CORPORATION

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Renee Hornbaker                         For       For          Management
1.2   Anne Mariucci                           For       For          Management
1.3   Don Paul                                For       For          Management
1.4   Rajath Shourie                          For       For          Management
1.5   A. Trem Smith                           For       For          Management
2     Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2023.

--------------------------------------------------------------------------------

EG ACQUISITION CORP

Ticker:       EGGF           Security ID:  26846A100
Meeting Date: MAY 19, 2023   Meeting Type: Special
Record Date:  APR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Extension of Corporate Life - Amend     For       Abstain      Management
      the A&R Charter to give the Company
      the right to extend the date that the
      Company has to consummate a business
      combination up to 5 times, initially
      from May 28, 2023 to August 28, 2023,
      and thereafter for additional one
2.    Amend the Investment Management Trust   For       Abstain      Management
      Agreement, dated May 25, 2021, by the
      Company and Continental Stock Transfer
      & Trust Company, to give the Company
      the right to extend the date on which
      Continental must liquidate the Trust
      Account established in conne
3.    Adjournment - Adjourn the Special       For       Abstain      Management
      Meeting to a later date or dates, if
      necessary, to permit further
      solicitation and vote of proxies in
      the event that there are insufficient
      votes for, or otherwise in connection
      with, the approval of Proposal 1 or
      Proposa

================ Western Asset Total Return Unconstrained Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
President of Western Asset Funds, Inc.

Date: August 18, 2023